PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Plant and equipment consisted of the following:

	As of Dec 31, 2023	As of Dec 31, 2024
	S$’000	S$’000
At cost:
Office equipment	25	43
Machinery and equipment	33,132	37,185
Motor vehicles	892	891
	34,049	38,119
Less: Accumulated depreciation	(6,239)	(7,886)
Plant and equipment, net	27,810	30,233